Employee Retirement Plans - Change in Pension Benefits and Other Postretirement Benefits Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pension Benefits
Change in benefit obligations:
Benefit obligations — beginning of year	$ 697.8	$ 707.7
Service cost	11.2	11.9	$ 10.1
Interest cost	26.3	25.0	26.8
Actuarial gain	(37.0)	(19.6)
Plan amendments	0.0	1.2
Curtailment	(0.6)	(3.6)
Foreign currency	(1.0)	2.9
Benefits paid	(27.5)	(27.7)
Benefit obligations — end of year	669.2	697.8	707.7
Change in plan assets:
Fair value of plan assets — beginning of year	529.2	493.7
Actual gain on plan assets	44.9	47.0
Foreign currency	(0.6)	1.6
Employer contributions	16.2	14.6
Benefits paid	(26.4)	(27.7)
Fair value of plan assets — end of year	563.3	529.2	493.7
Funded status of the plans — end of year	(105.9)	(168.6)
Assets (liabilities) recorded in the balance sheet:
Assets in excess of liabilities — included in other noncurrent assets	0.0	0.0
Unfunded liabilities — included in other noncurrent liabilities	(105.9)	(168.6)
Net amount recognized	(105.9)	(168.6)
Amounts recorded in UGI Corporation stockholders’ equity (pre-tax):
Prior service cost (benefit)	0.6	0.7
Net actuarial loss (gain)	14.0	21.3
Total	14.6	22.0
Amounts recorded in regulatory assets and liabilities (pre-tax):
Prior service cost (benefit)	0.7	1.0
Net actuarial loss (gain)	85.7	139.5
Total	86.4	140.5
Other Postretirement Benefits
Change in benefit obligations:
Benefit obligations — beginning of year	27.0	30.9
Service cost	0.5	1.0	0.7
Interest cost	0.8	0.8	0.9
Actuarial gain	(2.1)	(4.8)
Plan amendments	(5.8)	0.0
Curtailment	(0.1)	(0.4)
Foreign currency	0.0	0.4
Benefits paid	(1.0)	(0.9)
Benefit obligations — end of year	19.3	27.0	30.9
Change in plan assets:
Fair value of plan assets — beginning of year	14.8	13.7
Actual gain on plan assets	0.9	1.3
Foreign currency	0.0	0.0
Employer contributions	0.4	0.6
Benefits paid	(0.8)	(0.8)
Fair value of plan assets — end of year	15.3	14.8	$ 13.7
Funded status of the plans — end of year	(4.0)	(12.2)
Assets (liabilities) recorded in the balance sheet:
Assets in excess of liabilities — included in other noncurrent assets	6.7	5.4
Unfunded liabilities — included in other noncurrent liabilities	(10.7)	(17.6)
Net amount recognized	(4.0)	(12.2)
Amounts recorded in UGI Corporation stockholders’ equity (pre-tax):
Prior service cost (benefit)	(1.3)	(1.5)
Net actuarial loss (gain)	(0.4)	(0.6)
Total	(1.7)	(2.1)
Amounts recorded in regulatory assets and liabilities (pre-tax):
Prior service cost (benefit)	(1.2)	(1.6)
Net actuarial loss (gain)	(0.1)	1.2
Total	$ (1.3)	$ (0.4)